Share capital and share-based compensation (Tables)	9 Months Ended
Jul. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of number and weighted average exercise prices of stock options
A summary of stock option activities is as follows:

	Number of Li-Cycle Holdings Corp. stock options	Weighted average exercise price of Li-Cycle Holdings Corp. stock options
		$
Balance – October 31, 2021	5,296,553	2.81
Granted	719,718	7.86
Exercised	(1,251,547)	0.41
Forfeited	(2,619)	10.93
Balance – July 31, 2022	4,762,105	4.20
A summary of the outstanding stock options is as follows:

	Number of stock options	Exercise price
		$
Expiration dates
April 10, 2023	443,920	0.02
April 10, 2023	139,231	0.36
April 1, 2024	171,613	0.36
July 17, 2024	710,559	0.36
December 16, 2029	99,775	1.07
April 21, 2030	386,010	1.07
July 19, 2030	251,433	1.07
November 30, 2030	360,587	2.14
February 11, 2031	428,033	2.14
August 10, 2031	1,051,227	10.93
November 22, 2031	31,725	13.20
January 31, 2032	560,377	7.58
March 8, 2032	127,615	7.74
	4,762,105

Summary of assumptions used in stock option pricing	The assumptions used in the stock option pricing model for the grants during the nine months ended July 31, 2022 were as follows:

Risk free interest rate	1.44% - 1.83%
Expected life of options	6 years
Expected dividend yield	0.0%
Expected stock price volatility	65% - 70%
Expected forfeiture rate	0.0%

Summary of restricted stock unit activity
A summary of RSU activities is as follows:

	Number of	Weighted average
	Li-Cycle Holdings Corp RSUs	share price on grant date

Balance – October 31, 2021	716,763	$10.93
Granted	1,599,974	$8.46
Exercised	(40,404)	$13.20
Forfeited	(46,313)	$10.28
Balance – July 31, 2022	2,230,020	$9.13